Note to Consolidated Statements of Cash Flows (Tables)	9 Months Ended
Sep. 30, 2019
Note to Consolidated Statements of Cash Flows
Schedule of reconciliation of net loss for the period to net cash used in operating activities

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)

Net loss	(74,691)	(55,538)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,634	2,562
Share-based compensation expense—share options	5,412	5,129
Share-based compensation expense—LTIP	2,008	2,152
Equity in earnings of equity investees, net of tax	(30,508)	(11,050)
Dividends received from equity investees	18,173	23,526
Changes in right-of-use assets	(874)	—
Other adjustments	2,173	1,726
Changes in working capital
Accounts receivable—third parties	(159)	(195)
Inventories	(3,763)	(1,493)
Accounts payable	(2,596)	(3,454)
Other payables, accruals and advance receipts	19,128	14,576
Lease liabilities	693	—
Other changes in working capital	(2,156)	3,148
Total changes in working capital	11,147	12,582
Net cash used in operating activities	(63,526)	(18,911)